Summary of Estimated Cost of Promotional Allowances (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	$ 25,157	$ 25,349	$ 53,373	$ 55,144	$ 108,811	$ 119,537	$ 118,454
Rooms
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	8,603	8,600	17,588	18,526	36,160	40,911	45,890
Food and Beverage
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	13,775	13,262	29,189	29,079	57,420	59,111	60,550
Entertainment Retail and Other
Promotional Allowances [Line Items]
Estimated costs of promotional allowances primarily included in casino expense	$ 2,779	$ 3,487	$ 6,596	$ 7,539	$ 15,231	$ 19,515	$ 12,014